Shareholders’ Equity (Details)						1 Months Ended																								12 Months Ended
	Dec. 01, 2022	Sep. 24, 2022	Feb. 21, 2022	Sep. 09, 2020 USD ($) $ / shares shares	Apr. 02, 2020	Jun. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Jan. 21, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Aug. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 $ / shares shares	Feb. 18, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 18, 2020	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Aug. 31, 2020 $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 shares	Mar. 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 27, 2021 USD ($) $ / shares shares	Mar. 25, 2021 USD ($) $ / shares shares	Jan. 31, 2020 CNY (¥)
Shareholders’ Equity (Details) [Line Items]
Increase in authorized shares, description	On December 1, 2021, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each to US$800,000 divided into 800,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 600,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.																	On November 18, 2020, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.												On March 10, 2022, the Board of Directors of the Company approved the 40-for-1 reverse share split of its ordinary shares in accordance with Cayman law and on April 11, 2022, the Company’s shareholders approved the proposal to implement a reverse share split of the Company’s ordinary shares, par value US$0.001 per share, including the Company’s ordinary shares reserved for issuance (the “Original Ordinary Shares”), at a ratio of forty (40)-for-one and at a time during the following six months to be determined by further action of our Board of Directors (or not at all in the determination of the Board of Directors during the same period), such that each 40 Original Ordinary Shares shall be consolidated into one ordinary share of the Company, par value US$0.04 (the “Adjusted Ordinary Shares”), and that the authorized share capital of the Company is consolidated from US$800,000 divided into 800,000,000 Original Ordinary Shares to US$800,000 divided into 20,000,000 Adjusted Ordinary Shares. The Company’s shareholders also approved the proposal to increase the authorized share capital of the Company at a time during the following six months to be determined by further action of the Company’s Board of Directors (or not at all in the determination of the Board of Directors during the same period) from US$800,000 divided into 20,000,000 Adjusted Ordinary Shares to US$32,000,000 divided into 800,000,000 Adjusted Ordinary Shares by the creation of an additional 780,000,000 Adjusted Ordinary Shares to rank pari passu in all respects with the Adjusted Ordinary Shares existing upon approval of the Reverse Split Proposal. The increase in authorized shares and shares reverse split became effective on September 26, 2022.
Shares of common stock (in Shares)									400,000
Gross proceeds | $									$ 16,000,000																					$ 31,000	$ 5,200,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.04						$ 0.04																		$ 0.04	$ 0.04
Ordinary shares of per shares (in Dollars per share) | $ / shares									$ 40
weighted exercise price | $
Shares of common stock, fair value | $																														$ 4,165,035	4,096,500
Stock compensation expense | $																														$ 4,200,000	$ 4,100,000	1,300,000
Aggregate amount | $																												$ 4,300,000
Converted total (in Shares)																															341,432
Warrant Total (in Shares)																															341,432
weighted exercise price (in Dollars per share) | $ / shares												$ 15.2																			$ 15.2
Convertible warrant (in Shares)																														3,775
Description of purchase agreement															On February 18, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 500,000 units. Each unit consists of one restrictive ordinary share of the Company and a warrant (“SPA Warrants”) to purchase one share with an initial exercise price of $53.60 per share. The SPA Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $53.60 per Share, for cash (the “Warrant Shares”). The SPA Warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The SPA Warrants shall expire three years from its date of issuance. The SPA Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The SPA Warrants are exercisable immediately, at an exercise price of $53.60 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the SPA Warrants was $15,898,047, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $42.40, risk free rate of 0.21%; expected term of 3.0 years; exercise price of the warrants of $53.60, volatility of 141%; and expected future dividends of 0%.
Institutional investor description		The Company issued a warrant to purchase 23,719 ordinary shares to the placement agent (the “Placement Agent Warrants”). The Investor Warrants and Placement Agent Warrants are initially exercisable at $40.00 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the Investor Warrants and Placement Agent Warrants were $9,123,701, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $22.40, risk free rate of 0.55%; expected term of 3.0 years; exercise price of the warrants of $40.00, volatility of 140%; and expected future dividends of 0%.	On February 21, 2022, the Company and certain institutional investors entered into a SPA 2, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase one ordinary share, at a purchase price of $16.00 per unit, for net proceeds of approximately $8.7 million (the “Offering”) before deducting placement agent fees and other estimated offering expenses. An aggregate of 625,000 ordinary shares and warrants to purchase an aggregate of 625,000 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 2. The Investor Warrants are initially exercisable at $16.00 per Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 13,632 Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 2, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The fair value of the Investor Warrants were $5,008,524, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.84%; expected term of 5.0 years; exercise price of the warrants of $16.00, volatility of 146%; and expected future dividends of 0%. The fair value of the Tail Fee Warrants were $92,251, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.73%; expected term of 3.0 years; exercise price of the warrants of $16.00, volatility of 145%; and expected future dividends of 0%.
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																						80,625
Total proceeds | $																						$ 3,800,000
Offering cost | $																						$ 400,000
Ordinary shares, issued (in Shares)																						52,407
Warrant One [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																				330,000
Total proceeds | $																				$ 6,000,000
Offering cost | $																				$ 600,000
Purchase of warrants (in Shares)																				297,000
Minimum [Member] | Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																						$ 52
Minimum [Member] | Warrant One [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																				$ 22
Maximum [Member] | Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																						$ 60
Maximum [Member] | Warrant One [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																				$ 20
Purchaser an Aggregate [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)				794																79,366
Stock price per share (in Dollars per share) | $ / shares				$ 25.2
Offering cost | $				$ 40,000
Gross proceeds | $																				$ 2,000,000
Installment due amount | $				$ 500,000
Ordinary shares issued (in Shares)				19,842
Total proceeds | $				$ 460,000
Conversion of Warrants Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																														3,775
weighted exercise price | $																														$ 8.34
Direct Offering Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants, description					The warrants are exercisable immediately, at an exercise price of $22.00 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $916,334, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $16.40, risk free rate of 0.43%; expected term of 5.5 years; exercise price of the warrants of $22.00, volatility of 120%; and expected future dividends of 0%. In June 2020, the exercise price of the warrants was amended and changed to $1.60 per Ordinary Share as a result of the May 13, 2020 direct offering.																			the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 65,000 ordinary shares to certain institutional investors on May 11, 2020. The warrants are exercisable immediately, at an exercise price of $22.00 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $860,826, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $16.0, risk free rate of 0.36%; expected term of 5.5 years; exercise price of the warrants of $22.00, volatility of 123%; and expected future dividends of 0%. In August 2020, the exercise price of the warrants was amended and changed to $7.40 per Ordinary Share as a result of the July 20, 2020 direct offering.In a connection with the private placement in July 2020 for the sale of 80,625 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 52,406 ordinary shares to certain institutional investors on July 20, 2020. The warrants are exercisable immediately, at an exercise price of $60.00 per Ordinary Share and expire 5.5 years from the date of issuance.		In a connection with the direct offering in March 2020 with the sales of 68,182 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 68,182 ordinary shares to certain institutional investors on April 2, 2020.				The fair value of this Direct Offering Warrants was $2,901,119, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $63.60, risk free rate of 0.34%; expected term of 5.5 years; exercise price of the warrants of $60.00, volatility of 128%; and expected future dividends of 0%.In a connection with the private placement in September 2020 for the sale of 330,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 297,000 ordinary shares to certain institutional investors on September 15, 2020. The warrants are exercisable immediately, at an exercise price of $22.00 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $8,403,557, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $31.60, risk free rate of 0.32%; expected term of 5.5 years; exercise price of the warrants of $22.00, volatility of 130%; and expected future dividends of 0%.
SPA 1 [Member]
Shareholders’ Equity (Details) [Line Items]
Securities purchase agreement		On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA 1”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 ordinary shares and warrants to purchase an aggregate of 553,437 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Offering closed on September 28, 2021.
SPA 2 [Member]
Shareholders’ Equity (Details) [Line Items]
Securities purchase agreement			On February 21, 2022, the Company and certain institutional investors entered into a securities purchase agreement (“SPA 2”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase one ordinary share, at a purchase price of $16.00 per unit, for net proceeds of approximately $8.7 million (the “Offering”). An aggregate of 625,000 ordinary shares and warrants to purchase an aggregate of 625,000 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 2. The Offering closed on February 24, 2022.
First Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																		$ 0.04
Ordinary shares of per shares (in Dollars per share) | $ / shares																																		$ 52
First Purchase Agreement [Member] | First Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost | $																																		$ 3,900,000
Ordinary shares, issued (in Shares)																																		75,500
Second Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																		$ 0.04
Ordinary shares of per shares (in Dollars per share) | $ / shares																																		$ 52
Second Purchase Agreement [Member] | Second Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost | $																																		$ 4,550,000
Ordinary shares, issued (in Shares)																																		87,500
Third Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																	$ 0.04
Ordinary shares of per shares (in Dollars per share) | $ / shares																																	$ 52
Third Purchase Agreement [Member] | Third Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost | $																																	$ 3,900,000
Ordinary shares, issued (in Shares)																																	75,000
Fourth Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																	$ 0.04
Ordinary shares of per shares (in Dollars per share) | $ / shares																																	$ 52
Fourth Purchase Agreement [Member] | Fourth Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost | $																																	$ 4,550,000
Ordinary shares, issued (in Shares)																																	87,500
Fifth Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																	$ 0.04
Ordinary shares of per shares (in Dollars per share) | $ / shares																																	$ 52
Fifth Purchase Agreement [Member] | Fifth Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost | $																																	$ 4,550,000
Ordinary shares, issued (in Shares)																																	87,500
Sixth Purchase Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																	$ 0.04
Ordinary shares of per shares (in Dollars per share) | $ / shares																																	$ 52
Sixth Purchase Agreement [Member] | Sixth Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Offering cost | $																																	$ 4,550,000
Ordinary shares, issued (in Shares)																																	87,500
Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Compensation expense related to restricted stock grants | $																														$ 600,000	$ 1,100,000	600,000
Third Party to Purchase Certain Machinery [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																					151,508
Closing price (in Dollars per share) | $ / shares														$ 34							$ 25.2
Third Party to Purchase Certain Copyrights [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)														45,371
SAP [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)															500,000
Offering cost | $															$ 26,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.04
Warrant exercise price (in Dollars per share) | $ / shares															1.34
SAP [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Stock price per share (in Dollars per share) | $ / shares															52
SAP [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Stock price per share (in Dollars per share) | $ / shares															$ 53.6
Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Stock price per share (in Dollars per share) | $ / shares																												$ 61.6
Aggregate shares of common stock (in Shares)																										15,849
Aggregate amount | $																												$ 976,255
Chief Executive Officer [Member] | Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)										2,500		10,000
weighted exercise price | $												$ 11,200
Unvested restricted shares (in Shares)																														3,750
Initial fair value | $																														$ 168,000
Vice President [Member] | Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
weighted exercise price | $										$ 45,900
Board Granted [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																			17,500
weighted exercise price | $																			$ 441,000
Aggregate shares of common stock (in Shares)																	39,750
Shares of common stock, fair value | $																	$ 1,128,900
Closing price (in Dollars per share) | $ / shares																	$ 28.4		$ 25.2
Stock compensation expense | $																														$ 0	$ 500,000	$ 2,800,000
Thirteen Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)																54,000
Shares of common stock, fair value | $																$ 1,836,000
Closing price (in Dollars per share) | $ / shares																$ 34
Nine Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)													34,500
Shares of common stock, fair value | $													$ 1,131,600
Closing price (in Dollars per share) | $ / shares													$ 32.8
Twenty-one employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)											93,875
Shares of common stock, fair value | $											$ 3,030,285
Closing price (in Dollars per share) | $ / shares											$ 32.28
Twenty employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares of common stock (in Shares)								106,250
Closing price (in Dollars per share) | $ / shares								$ 10.68
Amortization of deferred stock compensation | $								$ 1,134,750
Two Service Providers [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																													1,400,000
Aggregate shares of common stock (in Shares)																													10,000
Closing price (in Dollars per share) | $ / shares																													$ 140
Two Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate amount | ¥																																			¥ 29,429,627
Third-Party Individuals [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																								65,000		68,182		50,000		25,756
Stock price per share (in Dollars per share) | $ / shares																								$ 22		$ 22		$ 40
Total proceeds | $																								$ 1,200,000		$ 1,300,000		$ 2,000,000
Offering cost | $																								$ 200,000		$ 200,000
Executive Vice President [Member] | Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																								4,500
Vice President [Member] | Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
weighted exercise price | $																								$ 84,600
Chief Executive Officer [Member] | Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)																						7,500
weighted exercise price | $																						$ 522,000
Ms. Lili Jiang [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)							3,000
weighted exercise price | $							$ 27,360
Mr. Biao Lu [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock, shares (in Shares)						2,500
weighted exercise price | $						$ 13,000
Hou Sing [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																									6,908
Aggregate shares of common stock (in Shares)																										69,228
Sunway Kids [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																											49,732
Closing price (in Dollars per share) | $ / shares																											$ 38
Color China [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of common stock (in Shares)																							115,834
Closing price (in Dollars per share) | $ / shares																							$ 17									$ 17